Organization and Operations - General information (Details)	Jun. 30, 2019
Organization and Operations
Beneficial interest owned by chairman and his family (in percent)	40.21%
GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)	35.00%
General partner interest in GasLog Partners	2.00%